Fair Value Measurement (Details) - Schedule of financial assets and liabilities that are carried at fair value on a recurring basis - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Liabilities:
Foreign exchange forward contracts fair value	$ (92)	$ 1,543
Accounts Payable and Accrued Liabilities, Fair Value Disclosure	6,200	6,700
Fair Value, Inputs, Level 1
Assets:
Marketable Securities	469	1,994
Level 2 [Member]
Assets:
Foreign exchange forward contracts not designated as hedging instruments	29	164
Foreign exchange forward contracts designated as hedging instruments	745	2,087
Liabilities:
Foreign exchange forward contracts not designated as hedging instruments	(220)	(51)
Foreign exchange forward contracts designated as hedging instruments	(646)	(657)
Foreign exchange forward contracts fair value	(92)	1,543
Level 3 [Member]
Assets:
Convertible Debt, Fair Value Disclosures	8,786	7,018
Liabilities:
Contingent consideration	(18,668)	(18,603)
Schedule Of Fair Value Measurements Are Estimated Utilizing Level3 Inputs Abstract	$ 9,882	$ 11,585